Business Combination (Details) - Schedule of difference between total value of Consideration and cash proceeds received $ in Thousands	Dec. 31, 2020 USD ($)
Schedule of difference between total value of Consideration and cash proceeds received [Abstract]
Value of Consideration	$ 120,085
Less: Cash proceeds received	(120,821)
Bargain	$ (736)